Other Income	12 Months Ended
Dec. 31, 2025
Other Income [Abstract]
Other income

10. Other income

	2025	2024	2023
Milling recoveries and royalties	$254	343	$3,393
Contract mining	122	—	—
Insurance proceeds	—	185	335
Rental income	67	72	75
Scrap sales	27	116	74
Rehabilitation provision adjustment (see note 21)	307	—
First aid competitions	—	—	35
Mine rescue funding	—	—	3
Other income	$777	716	$3,915